TAXES ON INCOME - Summary of Reconciliation of Effective Income Tax Rate (Detail)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Israel tax provision at statutory rate	23.00%	23.00%	23.00%
Non-deductible share-based compensation	(4.37%)	(3.87%)	(2.77%)
Effect of other permanent differences	(0.15%)	(0.31%)	0.05%
Change in valuation allowance	(19.14%)	(27.71%)	(18.70%)
Issuance costs	0.36%	6.52%	6.06%
Provision to return	0.00%	0.24%	(8.00%)
Capital losses	1.06%	1.47%	0.00%
Other adjustments	(0.94%)	0.14%	0.10%
Effective tax rate	(0.18%)	(0.52%)	(0.26%)